CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (614,574)	$ (275,711)	$ (267,146)
Components of other comprehensive (loss) income, net of taxes
Currency translation adjustment	(5,302)	2,245	(2,954)
Net change in derivatives (Note 12)	1,441	4,077	(8,207)
Net (loss) gain on long-term pension liability adjustment	(253)	(592)	897
Total other comprehensive (loss) income	(4,114)	5,730	(10,264)
Total comprehensive loss	(618,688)	(269,981)	(277,410)
Comprehensive loss (income) attributable to noncontrolling interests	274	(118)	(278)
Comprehensive loss attributable to stockholders	$ (618,414)	$ (270,099)	$ (277,688)